13 Financial assets and financial liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Financial Assets And Financial Liabilities
Right-of-use assets, balance at beginning
Right-of-use assets, additions	19,100
Right-of-use assets, business combinations	61,145
Right-of-use assets, depreciation expense	(18,330)
Right-of-use assets, interest expense
Right-of-use assets, payments of lease liabilities
Right-of-use assets, balance at ending	274,275
Right-of-use assets, current
Right-of-use assets, non-current				274,275
Lease liabilities, balance at beginning	212,360
Lease liabilities, additions	19,100
Lease liabilities, business combinations	61,365
Lease liabilities, depreciation expense
Lease liabilities, interest expense	31,469
Lease liabilities, payments of lease liabilities	(39,779)
Lease liabilities, balance at ending	R$ 212,360	212,360		284,515
Lease liabilities, current				22,693
Lease liabilities, non-current				R$ 261,822